Federated Hermes Clover Small Value Fund
Portfolio of Investments
December 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—98.7%
		Communication Services—1.8%
32,889	[1]	Criteo S.A., ADR	$ 832,749
57,044	[1]	Yelp, Inc.	2,700,463
		TOTAL	3,533,212
		Consumer Discretionary—12.6%
21,248		Academy Sports and Outdoors, Inc.	1,402,368
73,596	[1]	Adient PLC	2,675,950
9,972	[1]	Asbury Automotive Group, Inc.	2,243,401
41,370		Boyd Gaming Corp.	2,590,176
37,852		Century Communities, Inc.	3,449,831
27,520		Meritage Corp.	4,793,984
14,047	[1]	Ollie’s Bargain Outlet Holdings, Inc.	1,066,027
25,237		Signet Jewelers Ltd.	2,706,921
5,915		Thor Industries, Inc.	699,449
56,047		Travel + Leisure Co.	2,190,877
9,507	[1]	Visteon Corp.	1,187,424
		TOTAL	25,006,408
		Consumer Staples—2.0%
40,718	[1]	Mission Produce, Inc.	410,844
22,700		PriceSmart, Inc.	1,720,206
162,081		Vector Group Ltd.	1,828,274
		TOTAL	3,959,324
		Energy—6.6%
16,247		Chord Energy Corp.	2,700,739
39,439		Civitas Resources, Inc.	2,696,839
90,267		Northern Oil and Gas, Inc.	3,346,198
27,674		PBF Energy, Inc.	1,216,549
160,375		TechnipFMC PLC	3,229,952
		TOTAL	13,190,277
		Financials—27.2%
219,405		AGNC Investment Corp.	2,152,363
138,533		Cadence Bank	4,099,191
45,806		CNO Financial Group, Inc.	1,277,987
150,923		Columbia Banking Systems, Inc.	4,026,626
252,934		First Commonwealth Financial Corp.	3,905,301
299,111		FNB Corp.	4,118,758
6,825		Hanover Insurance Group, Inc.	828,692
40,781	[1]	I3 Verticals, Inc.	863,334
87,004		OceanFirst Financial Corp.	1,510,389
264,394		Old National Bancorp	4,465,615
53,339		Pennymac Financial Services, Inc.	4,713,567
6,538		Primerica, Inc.	1,345,259
31,713		Prosperity Bancshares, Inc.	2,147,922
313,739	[1]	Repay Holdings Corp.	2,679,331
65,048		Seacoast Banking Corp. of Florida	1,851,266
53,161		South State Corp.	4,489,446
17,691		Stewart Information Services Corp.	1,039,346
35,850		Stifel Financial Corp.	2,479,028

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
37,983		United Bankshares, Inc.	$ 1,426,262
51,028		Wintrust Financial Corp.	4,732,847
		TOTAL	54,152,530
		Health Care—6.5%
487,436	[1]	ADMA Biologics, Inc.	2,203,211
66,764	[1]	Avanos Medical, Inc.	1,497,516
55,000	[1]	Envista Holdings Corp.	1,323,300
38,530	[1]	Halozyme Therapeutics, Inc.	1,424,069
21,546	[1]	Harmony Biosciences Holdings, Inc.	695,936
60,881	[1]	Pacira BioSciences, Inc.	2,054,125
20,985	[1]	Prestige Consumer Healthcare, Inc.	1,284,702
107,243	[1]	R1 RCM, Inc.	1,133,558
73,087	[1]	Revance Therapeutics, Inc.	642,435
8,892	[1]	Tenet Healthcare Corp.	671,968
		TOTAL	12,930,820
		Industrials—15.9%
54,353	[1]	Blue Bird Corp.	1,465,357
19,007	[1]	BlueLinx Holdings, Inc.	2,153,683
16,329		Boise Cascade Co.	2,112,320
11,477	[1]	Casella Waste Systems, Inc.	980,824
6,904		Encore Wire Corp.	1,474,694
66,029		Enerpac Tool Group Corp.	2,052,842
17,188		EnPro, Inc.	2,694,047
25,379		Esab Corp.	2,198,329
26,359		Federal Signal Corp.	2,022,790
34,607	[1]	Gibraltar Industries, Inc.	2,733,261
53,882		H&E Equipment Services, Inc.	2,819,106
17,479	[1]	Hub Group, Inc.	1,607,019
22,389	[1]	Masonite International Corp.	1,895,453
12,748		MOOG, Inc., Class A	1,845,655
83,077		Schneider National, Inc.	2,114,310
71,792	[1]	Vestis Corp.	1,517,683
		TOTAL	31,687,373
		Information Technology—6.9%
145,649	[1,2]	Applied Blockchain, Inc.	981,674
28,537		Avnet, Inc.	1,438,265
56,499	[1]	Cleanspark, Inc.	623,184
13,261	[1]	Diodes, Inc.	1,067,776
10,312	[1]	ePlus, Inc.	823,310
18,271	[1]	IPG Photonics Corp.	1,983,134
23,452	[1]	Perficient, Inc.	1,543,611
151,627	[1]	TTM Technologies, Inc.	2,397,223
89,780	[1]	Verint Systems, Inc.	2,426,753
95,103	[1]	Yext, Inc.	560,157
		TOTAL	13,845,087
		Materials—5.0%
35,182		Ashland, Inc.	2,966,194
79,322		Commercial Metals Corp.	3,969,273
259,575	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
43,515	[1]	MP Materials Corp.	863,773
57,534	[1]	Summit Materials, Inc.	2,212,758
		TOTAL	10,011,998

Shares		Value
	COMMON STOCKS—continued
	Real Estate—9.2%
92,340	COPT Defense Properties	$ 2,366,674
185,774	Easterly Government Properties, Inc.	2,496,803
71,176	EPR Properties	3,448,477
195,723	Kite Realty Group Trust	4,474,228
80,487	Macerich Co. (The)	1,241,914
108,598	STAG Industrial, Inc.	4,263,558
	TOTAL	18,291,654
	Utilities—5.0%
75,868	Allete, Inc.	4,640,087
36,433	Idacorp, Inc.	3,582,092
35,029	Northwestern Energy Group, Inc.	1,782,626
	TOTAL	10,004,805
	TOTAL COMMON STOCKS (IDENTIFIED COST $169,556,365)	196,613,488
	INVESTMENT COMPANIES—1.6%
656,250	Federated Hermes Government Obligations Fund, Premier Shares, 5.28%[4]	656,250
2,453,862	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[4]	2,455,089
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,110,041)	3,111,339
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $172,666,406)	199,724,827
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(555,968)
	TOTAL NET ASSETS—100%	$199,168,859
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2023, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares*	Total of Affiliated Transactions
Value as of 9/30/2023	$7,646,298	$1,285,490	$8,931,788
Purchases at Cost	$12,919,291	$2,034,101	$14,953,392
Proceeds from Sales	$(18,112,321)	$(2,663,341)	$(20,775,662)
Change in Unrealized Appreciation/Depreciation	$977	$—	$977
Net Realized Gain/(Loss)	$844	$—	$844
Value as of 12/31/2023	$2,455,089	$656,250	$3,111,339
Shares Held as of 12/31/2023	2,453,862	656,250	3,110,112
Dividend Income	$65,025	$5,662	$70,687

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of December 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$589,750	$656,250

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$185,272,463	$—	$0	$185,272,463
International	11,341,025	—	—	11,341,025
Investment Companies	3,111,339	—	—	3,111,339
TOTAL SECURITIES	$199,724,827	$—	$0	$199,724,827

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt